STATEMENT OF INVESTMENTS
BNY Mellon Natural Resources Fund

December 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.0%
Agricultural Products - 7.9%
Archer-Daniels-Midland Co.	368,713		34,235,002
Bunge Ltd.	377,596		37,672,753
Darling Ingredients Inc.	237,032	[a]	14,835,833
			86,743,588
Aluminum - 3.5%
Alcoa Corp.	840,533		38,219,035
Coal & Consumable Fuels - 5.3%
Cameco Corp.	1,446,816	[b]	32,799,319
Energy Fuels Inc.	1,374,103	[a,b]	8,533,180
NexGen Energy Ltd.	3,774,611	[a,b]	16,698,611
			58,031,110
Construction & Engineering - 4.4%
Fluor Corp.	1,374,826	[a,b]	47,651,469
Construction Machinery & Heavy - 2.4%
Caterpillar Inc.	52,069		12,473,650
Terex Corp.	318,982		13,626,911
			26,100,561
Copper - 6.8%
First Quantum Minerals Ltd.	1,083,504	[a]	22,638,352
Freeport-McMoRan Inc.	1,372,884		52,169,592
			74,807,944
Diversified Metals & Mining - 8.4%
Anglo American PLC	977,757	[a]	38,257,350
BHP Group Ltd.	172,432	[a,b]	10,699,406
Ivanhoe Mines Ltd., CI. A	1,923,873	[a,b]	15,203,428
MP Materials Corp.	88,309	[a,b]	2,144,142
Teck Resources Ltd., Cl. B	671,280	[b]	25,387,810
			91,692,136
Electrical Components & Equipment - .1%
Stem Inc.	141,338	[a,b]	1,263,562
Environmental & Facilities Services - .1%
Li-Cycle Holdings Corp.	242,576	[a,b]	1,154,662
Fertilizers & Agricultural Chemicals - 9.0%
CF Industries Holdings Inc.	431,605		36,772,746
Corteva Inc.	573,245		33,695,341
Nutrien Ltd.	253,469		18,510,841
OCI NV	112,672		4,030,778
The Mosaic Company	115,571		5,070,100
			98,079,806

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.0% (continued)
Industrial Machinery - 1.7%
Energy Recovery Inc.	215,686	[a]	4,419,406
Flowserve Corp.	374,768		11,497,882
The Weir Group PLC	151,460		3,056,065
			18,973,353
Integrated Oil & Gas - 5.5%
Equinor ASA	465,415		16,712,906
Occidental Petroleum Corp.	696,459		43,869,952
			60,582,858
Marine - .7%
Kirby Corp.	125,626	[a]	8,084,033
Oil & Gas Drilling - 3.7%
Patterson-UTI Energy Inc.	1,039,973		17,513,145
Transocean Ltd.	5,113,456	[a,b]	23,317,359
			40,830,504
Oil & Gas Equipment & Services - 11.8%
Halliburton Co.	614,348		24,174,594
Liberty Energy Inc.	690,394		11,053,208
Nextier Oilfield Solutions Inc.	1,123,453	[a]	10,380,706
NOV Inc.	407,384		8,510,252
Schlumberger Ltd.	893,396		47,760,950
Weatherford International PLC	538,408	[a]	27,415,735
			129,295,445
Oil & Gas Exploration & Production - 18.5%
Chesapeake Energy Corp.	204,627	[b]	19,310,650
Comstock Resources Inc.	534,385	[b]	7,326,418
ConocoPhillips	190,599		22,490,682
Devon Energy Corp.	310,870		19,121,614
EOG Resources Inc.	367,636		47,616,215
EQT Corp.	564,114		19,083,977
Hess Corp.	374,557		53,119,674
Range Resources Corp.	147,119		3,680,917
Woodside Energy Group Ltd.	461,720	[a]	11,140,991
			202,891,138
Oil & Gas Refining & Marketing - 3.9%
Marathon Petroleum Corp.	370,815		43,159,158
Oil & Gas Storage & Transportation - 2.8%
Frontline PLC	1,317,731	[a,b]	15,997,254
Scorpio Tankers Inc.	270,724		14,556,829
			30,554,083
Packaged Foods & Meats - 1.2%
Adecoagro SA	1,591,658	[b]	13,194,845
Precious Metals & Minerals - .3%
Sibanye Stillwater Ltd.	1,129,377	[a]	2,972,456
Total Common Stocks (cost $877,850,632)			1,074,281,746

	1-Day Yield (%)
Investment Companies - 1.7%
Registered Investment Companies - 1.7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $18,408,186)	4.37	18,408,186	[c]	18,408,186

Investment of Cash Collateral for Securities Loaned - 4.6%
Registered Investment Companies - 4.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $50,605,077)	4.37	50,605,077	[c]	50,605,077
Total Investments (cost $946,863,895)		104.3%		1,143,295,009
Liabilities, Less Cash and Receivables		(4.3%)		(47,533,418)
Net Assets		100.0%		1,095,761,591

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At December 31, 2022, the value of the fund’s securities on loan was $83,181,844 and the value of the collateral was $85,451,772, consisting of cash collateral of $50,605,077 and U.S. Government & Agency securities valued at $34,846,695. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Natural Resources Fund

December 31, 2022 (Unaudited)

The following is a summary of the inputs used as of December 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,074,281,746	-	-	1,074,281,746
Investment Companies	69,013,263	-	-	69,013,263

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At December 31, 2022, accumulated net unrealized appreciation on investments was $196,431,114, consisting of $218,402,813 gross unrealized appreciation and $21,971,699 gross unrealized depreciation.

At December 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.